SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CNY (¥)	Jul. 01, 2018
Property, Plant, and Equipment [Line Items]
Net losses	$ 27,629,171	$ 5,101,237	$ 6,056,649
Net cash used in operating activities	2,251,071	(1,132,476)	(813,826)
Cash and cash equivalents	4,486,907	12,831,485	6,956,434
Working capital	896,194
Short-term bank loans	1,474,000	698,000
Loan payable to bank	1,695,590	1,324,854		$ 2,734,270	¥ 18,550,000
Allowance for credit losses	19,998	$ 93,450	$ 348,678
Impairment charge	$ 6,471,639
Income tax examination likelihood of unfavorable settlement	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.
Value added taxes rate description	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold.
Maximum [Member] | Investments Equity Securities [Member]
Property, Plant, and Equipment [Line Items]
Ownership percentage						20.00%
Software [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset, useful life	10 years
Land Use Rights [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset, useful life	50 years
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant, and Equipment [Line Items]
Non controlling interests	48.80%